Restructuring and Divestiture Costs - Chlorovinyls - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Chlorovinyls [Member]
Restructuring Cost and Reserve [Line Items]
Divestiture and long-lived asset impairment charges	$ 0.4	$ 12.5